MATERIAL ACCOUNTING POLICY INFORMATION (Details Narrative)	12 Months Ended
Mar. 31, 2024
MATERIAL ACCOUNTING POLICY INFORMATION (Details)
Depreciation rate, property, plant and equipment, minimum	20.00%
Depreciation rate, property, plant and equipment, maximum	30.00%